Other Income and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Textblock 1 [Abstract]
Summary of Other Income
(a)
Details of other income for the years ended December 31, 2021, 2022 and 2023 are as follows:

(In millions of won)
	2021		2022	2023
Foreign currency gain	₩	1,210,689	3,098,553	1,398,181
Gain on disposal of property, plant and equipment		19,367	25,737	34,961
Gain on disposal of intangible assets		196	—	1,989
Reversal of impairment loss on property, plant and equipment		1,121	3,181	7
Reversal of impairment loss on intangible assets		1,152	1,975	242
Rental income		1,978	2,806	2,271
Others		17,632	53,585	34,607
	₩	1,252,135	3,185,837	1,472,258

Summary of Other Expenses
(b)
Details of other expenses for the years ended December 31, 2021, 2022 and 2023 are as follows:

(In millions of won)
	2021		2022	2023
Foreign currency loss	₩	1,161,628	2,957,048	1,516,528
Loss on disposal of property, plant and equipment		64,350	54,432	102,453
Impairment loss on property, plant and equipment		19,085	1,260,436	60,072
Loss on disposal of intangible assets		—	193	55
Impairment loss on intangible assets		29,488	136,372	54,833
Impairment loss on investments		—	7,736	—
Others		6,308	30,197	52,293
	₩	1,280,859	4,446,414	1,786,234